Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Change in Carrying Value of Intangible Assets
The changes in the carrying value of intangible assets for the year ended March 31, 2024 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service Mark	Software	Total
Balance as at April 1, 2023	$196,339	$193,883	$4,064	$640	$5,862	$1,835	$15,959	$400	$69,149	$488,131
Additions	—	—	—	—	—	—	—	—	8,626	8,626
On acquisitions (Refer Note 4(a), 4(b))	—	70	—	—	—	—	4	—	—	74
Translation adjustments	(992)	290	89	(1)	(15)	—	16	—	(574)	(1,187)

Balance as at March 31, 2024	$195,347	$194,243	$4,153	$639	$5,847	$1,835	$15,979	$400	$77,201	$495,644

Accumulated amortization and impairment
Balance as at April 1, 2023	$156,803	$86,515	$4,064	$631	$4,646	$1,835	$10,253	$—	$44,164	$308,911
Amortization	11,338	11,207	—	1	635	—	2,251	—	7,614	33,046
Impairment	—	30,882	—	—	—	—	—	—	—	30,882
Translation adjustments	(1,046)	11	89	(2)	(15)	—	(40)	—	(561)	(1,564)

Balance as at March 31, 2024	$167,095	$128,615	$4,153	$630	$5,266	$1,835	$12,464	$—	$51,217	$371,275

Net carrying value as at March 31, 2024	$28,252	$65,628	$—	$9	$581	$—	$3,515	$400	$25,984	$124,369

The changes in the carrying value of intangible assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2022	$156,163	$121,052	$4,312	$638	$5,947	$1,835	$9,065	$400	$63,219	$362,631
Additions	—	—	—	—	—	—	—	—	10,149	10,149
On acquisitions (Refer Note 4(a), 4(b), 4(c), 4(d))	46,050	75,465	—	8	—	—	7,262	—	1,511	130,296
Translation adjustments	(5,874)	(2,634)	(248)	(6)	(85)	—	(368)	—	(5,730)	(14,945)

Balance as at March 31, 2023	$196,339	$193,883	$4,064	$640	$5,862	$1,835	$15,959	$400	$69,149	$488,131

Accumulated amortization
Balance as at April 1, 2022	$155,770	$79,830	$4,312	$638	$3,965	$1,835	$9,065	$—	$41,795	$297,210
Amortization	6,505	7,826	—	—	754	—	1,600	—	6,961	23,646
Translation adjustments	(5,472)	(1,141)	(248)	(7)	(73)	—	(412)	—	(4,592)	(11,945)

Balance as at March 31, 2023	$156,803	$86,515	$4,064	$631	$4,646	$1,835	$10,253	$—	$44,164	$308,911

Net carrying value as at March 31, 2023	$39,536	$107,368	$—	$9	$1,216	$—	$5,706	$400	$24,985	$179,220

Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets
As at March 31, 2024, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer relationships	98
Customer contracts	51
Trade names	24
Covenant not-to-compete	23
Technology	12
Software	27

Estimated Annual Amortization Expense
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2024 are as follows:

	Amount
2025	$33,718
2026	22,626
2027	17,527
2028	15,568
2029	9,553
Thereafter	24,977

	$123,969	*

*	Excludes service mark, as it has an indefinite useful life.